Summary of Significant Accounting Policies and Practices (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue recognized related to breakage	$ 107,000	$ 82,000	$ 200,000	$ 716,000	$ 1,179,000	$ 421,000	$ 1,800,000
Minimum
Disaggregation of Revenue [Line Items]
Entry fee			0
Maximum
Disaggregation of Revenue [Line Items]
Entry fee			$ 10,000